Interim Condensed Consolidated Statements of Changes in Shareholders'Equity (Unaudited) - CNY (¥) ¥ in Thousands		Common Stock [Member]	Treasury Stock, Common [Member]	Additional Paid-in Capital [Member]	AOCI Attributable to Parent [Member]	Retained Earnings [Member]	Total
Beginning balance, value at Dec. 31, 2024		¥ 6	¥ (1,025)	¥ 2,525,741	¥ 6,086	¥ (2,175,057)	¥ 355,751
Balance, shares at Dec. 31, 2024	[1]	2,294,911
Treasury stock, shares at Dec. 31, 2024	[1]		(82,452)
Net loss						(25,568)	(25,568)
Share-based compensation				13,040			13,040
Share-based compensation, shares	[1]	94,893
Foreign currency translation adjustment					(1,302)		(1,302)
Fair value changes of amounts due to related party due to own credit risk					(453)		(453)
Ending balance, value at Jun. 30, 2025		¥ 6	¥ (1,025)	2,538,781	4,331	(2,200,625)	341,468
Balance, shares at Jun. 30, 2025	[1]	2,389,804
Treasury stock, shares at Jun. 30, 2025	[1]		(82,452)
Beginning balance, value at Dec. 31, 2025		¥ 6	¥ (1,025)	2,550,197	(1,160)	(2,192,846)	355,172
Balance, shares at Dec. 31, 2025	[1]	2,372,002
Treasury stock, shares at Dec. 31, 2025	[1]		(67,723)
Net loss						(44,057)	(44,057)
Share-based compensation				2,896			2,896
Share-based compensation, shares	[1]	86	31
Foreign currency translation adjustment					(9,316)		(9,316)
Fair value changes of amounts due to related party due to own credit risk					7		7
Ending balance, value at Jun. 30, 2026		¥ 6	¥ (1,025)	¥ 2,553,093	¥ (10,469)	¥ (2,236,903)	¥ 304,702
Balance, shares at Jun. 30, 2026	[1]	2,372,088
Treasury stock, shares at Jun. 30, 2026	[1]		(67,692)

[1]	The shares information are presented on a retroactive basis to reflect the Share Consolidation on July 20, 2026 (Note 15).